SEGMENT AND GEOGRAPHIC AREA INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Schedule of segment and geographic area information

	2022		2021		2020
	US$	%	US$	%	US$	%
Revenue by Categories
Real estate agent service income	434,371	96%	4,408,018	99%	5,765,585	98%
Rental management income	16,263	4%	19,469	—%
Other income	—	—%	38,746	1%	103,140	2%
Revenue by Categories	450,634	100%	4,466,233	100%	5,868,725	100%
Revenue by Geographic Region
PRC	434,371	96%	4,446,764	100%	5,868,725	100%
UK	16,263	4%	19,469	—%
Revenue by Geographic Region	450,634	100%	4,466,233	100%	5,868,725	100%
Assets by Geographic Region
PRC and Others	1,202,347	21%	5,293,516	63%	10,752,749	100%
UK	4,432,728	79%	3,075,454	37%	16	—%
Assets by Geographic Region	5,635,075	100%	8,368,970	100%	10,752,765	100%